Asset retirement obligation	12 Months Ended
Dec. 31, 2021
Asset retirement obligation
Asset retirement obligation

13.Asset retirement obligation

The asset retirement provision relates to the cost to recover the land that has been disturbed as a result of the commencement of the First Mine project preparation. The balance of the provision is shown below:

	December 31,	Additions			Foreign	December 31,
	2020	(reversals)	Accretion	Payments	exchange	2021
Asset retirement provision	—	$161,914	—	—	—	$161,914

Less: Current portion	—
Non-current portion	$161,914